TAXATION (Details 1) (USD $)	12 Months Ended
Dec. 31, 2013
Tax benefit at federal statutory rate (35%)	$ (1,080)
Goodwill Amortization	(20)
State tax benefit, net of federal impact	(123)
Change in valuation allowance	1,223
Net income tax provision (benefit)	$ 0